As filed with the Securities and Exchange Commission on February 9, 2023

Securities Act Registration No. 333-196273

Investment Company Act Registration No. 811-22930

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 146	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 147	☒

(Check appropriate box or boxes)

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1850 Mt. Diablo Blvd., Suite 640, Walnut Creek, CA 94596

(Address of Principal Executive Offices) (Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Daphne G. Frydman

Chief Legal Officer

USCF Advisers LLC

1850 Mt. Diablo Blvd., Suite 640
Walnut Creek, CA 94596

(Name and Address of Agent for Service)

Copy to:

Cynthia R. Beyea

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, DC 20001

Phone: (202) 383-0100

Facsimile: (202) 637-3593

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 11, 2023 pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 146 to the Registration Statement of USCF ETF Trust (the “Trust”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying until March 11, 2023 the effectiveness of the registration statement filed in Post-Effective Amendment No. 141 on December 12, 2022 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act for the purpose of amending and updating the prospectus and statement of additional information for the USCF Energy Commodity Strategy Absolute Return Fund. This Post-Effective Amendment No. 146 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 141.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 146 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Walnut Creek of the State of California on this 9th day of February 2023.

USCF ETF TRUST
By:	/s/ John P. Love
John P. Love
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stuart P. Crumbaugh	Chief Financial Officer (Principal Accounting and Principal Financial Officer), Treasurer, Secretary, and Trustee	February 9, 2023
Stuart P. Crumbaugh

/s/ John P. Love	President and Principal Executive Officer	February 9, 2023
John P. Love

*	Chairman and Trustee	February 9, 2023
Nicholas D. Gerber

*	Trustee	February 9, 2023
Andrew F Ngim

*	Independent Trustee	February 9, 2023
H. Abram Wilson

*	Independent Trustee	February 9, 2023
Thomas E. Gard

*	Independent Trustee	February 9, 2023
Jeremy Henderson

*	Independent Trustee	February 9, 2023
John D. Schwartz

*By:	/s/ John P. Love
John P. Love
Attorney in Fact
(pursuant to Power of Attorney dated October 13, 2016)